CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net loss	$ (135)	$ (1,170)	$ (1,768)
Available-for-sale investments:
Change in net unrealized gains (loss)			(1)
Other comprehensive income (loss)			(1)
Comprehensive loss	$ (135)	$ (1,170)	$ (1,769)